OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities	An analysis of other liabilities is as follows:

	At December 31,
	2022	2021
	(€ thousand)
Deferred income	270,353	256,206
Advances and security deposits	451,166	240,696
Accrued expenses	98,535	80,787
Payables to personnel	55,789	53,712
Social security payables	26,498	24,660
Other	49,684	70,714
Total other liabilities	952,025	726,775

Explanation of significant changes in contract liabilities
Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At January 1, 2022	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2022
	(€ thousand)
Maintenance and power warranty programs	218,982	100,710	(79,593)	(220)	239,879
Advances from customers	236,516	761,714	(551,885)	49	446,394